MHM, March 31, 2008
[Translation]

SEMI-ANNUAL REPORT
(During The 14th Term)
From: July 1, 2007
To: December 31, 2007

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM EUROPE EQUITY FUND

SEMI-ANNUAL REPORT
(During The Fourteenth Term)
From: July 1, 2007
To: December 31, 2007

PUTNAM EUROPE EQUITY FUND

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SEMI-ANNUAL REPORT
(During The Fourteenth Term)
From: July 1, 2007
To: December 31, 2007

To: Director of Kanto Local Finance Bureau

Filing Date: March 31, 2008

Name of the Fund:	PUTNAM EUROPE EQUITY FUND

Name of the Registrant Company:	PUTNAM EUROPE EQUITY FUND

Name and Official Title of Representative	Charles E. Porter
of Trustees:	Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report is available for Public Inspection

Not applicable.

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I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND ("Putnam Europe Equity Fund") (the "Fund")

(1) Diversification of Investment Portfolio

Diversification of Investment Portfolio by Types of Assets and geographic Regions:

			(As of the end of January 2008)

				Investment
Types of Assets	Country of Issue		Total USD	Ratio (%)

Common Stock	United Kingdom		$90,630,119	20.17

	Switzerland		74,451,579	16.57

	France		66,776,372	14.86

	Germany		61,276,097	13.64

	Spain		26,425,110	5.88

	Norway		22,174,078	4.93

	Italy		20,442,692	4.55

	Netherlands		16,795,312	3.74

	Austria		14,371,634	3.20

	Finland		13,056,597	2.91

	Ireland		9,192,952	2.05

	Greece		8,696,624	1.94

	Sweden		6,944,885	1.55

	Russia		4,067,829	0.91

	Belgium		3,124,706	0.70

Sub-total			$438,426,586	97.56

Cash, Deposit and Other

Assets (After deduction of liabilities)			10,967,306	2.44

Total			$449,393,892	100.00

(Net Asset Value)		JPY	47,815,510,109

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. dollars ("Dollar" or "$") into Japanese Yen is JPY 106.40 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on January 31, 2008 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and is otherwise rounded down when necessary. As a result, in this report, there are cases in which Japanese yen figures for the same information differ from each other.

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(2) Results of Past Operations

a. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets during the one-year period up to and including the end of January 2008 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD	JPY
	(thousands)	(millions)	USD	JPY

2007 End of February	13,556	1,442	29.74	3,164

March	13,825	1,471	30.94	3,292

April	14,459	1,538	32.68	3,477

May	14,613	1,555	33.39	3,553

June	14,075	1,498	33.23	3,536

July	13,689	1,457	32.08	3,413

August	13,461	1,432	31.85	3,389

September	13,403	1,426	33.28	3,541

October	13,629	1,450	34.28	3,647

November	11,198	1,191	32.45	3,453

December	10,055	1,070	26.06	2,773

2008 End of January	8,794	936	23.62	2,513

b. Record of Distributions Paid (Class M Shares)

Fiscal Year	Amount paid per Share	Capital Gains

The Thirteenth Fiscal Year
(7/1/06-6/30/07)	$0.381 (JPY 40.54)	$0.092 (JPY 9.79)

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Note: Record of distribution paid from December 1996 to December 2007 is as follows:

	Dividend		NAV per Share

Ex-dividend Date	USD	Yen	USD

1996 December 20	$1.228	130.66	$16.11
1997 December 19	$1.427	151.83	$18.09
1998 December 18	$1.196	127.25	$20.76
1999 December 17	$0.042	4.47	$25.21
2000 December 20	$2.138	227.48	$21.39
2001 December 20	$0.012	1.28	$16.78
2002 December 20	$0.127	13.51	$13.61
2003 December 18	$0.204	21.71	$17.20
2004 December 21	$0.092	9.79	$20.31
2005 December 20	$0.152	16.17	$22.65
2006 December 19	$0.473	50.33	$29.70
2007 December 20	$5.396	574.13	$25.43

c. Record of Return Rate (Class M Shares)

Period	Return Rate (*)

February 1, 2007 –January 31, 2008	-5.10%

(*) Return Rate (%) =[ [ Ending NAV * A] ] / Beginning NAV] – 1

“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on January 31, 2007 and Ending NAV means net asset value per share on January 31, 2008.

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II. FINANCIAL CONDITIONS OF THE FUND

Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

III. RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during the one year period up to and including the end of January 2008 and number of outstanding shares of the Fund as of the end of January 2008 are as follows: (2/1/07 – 1/31/08)

Number of Shares	Number of Shares	Number of
Sold	Repurchased	Outstanding Shares

125,561	205,754	372,401

(60,590)	(94,270)	(94,460)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

IV. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock

(1) Fund

Not applicable.

(2) Putnam Investment Management, LLC ("Investment Management Company")

a. Amount of member’s equity (as of the end of January, 2008) $127,782,916*

b. Amount of member’s equity for the past five years:

Year	Member’s Equity
End of 2003	$144,486,036
End of 2004	-$9,155,466+
End of 2005	$73,231,356
End of 2006	$70,594,104
End of 2007	$117,226,875*
* Unaudited

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+  During 2004, Putnam Investment Management accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with Putnam Investments, LLC and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

(2) Description of Business and Conditions of Operation

(1) Fund

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services, State Street Bank and Trust Company, to hold the assets of the Fund in custody and Putnam Fiduciary Trust Company, to act as Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited (Sub-Investment Management Company), to manage a separate portion of the assets of the Fund subject to its supervision.

(2) Putnam Investment Management, LLC ("Investment Management Company")

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of January 2008, Investment Management Company managed, advised, and/or administered the following 102 funds and fund portfolios (having an aggregate net asset value of over $107.0 billion):

			(As of January 31, 2008)

Country where Funds are	Principal Characteristic	Number of Funds	Net Asset Value
established or managed			(million dollars)

	Closed End Type Bond Fund	8	$3,456.62

	Open End Type Balanced Fund	13	$27,155.94

U.S.A.
	Open End Type Bond Fund	30	$33,226.12

	Open End Type Equity Fund	51	$43,247.50

	Total	102	$107,086.19

(3) Miscellaneous

(1) Fund

Litigation, etc.

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Pursuant to a settlement with the Securities and Exchange Commission relating to Putnam Management’s brokerage allocation practices, on October 13, 2005 the fund received $193,848 in proceeds paid by Putnam Management. The fund had accrued a receivable for this amount in the prior fiscal year.

In connection with a settlement between Putnam and the Fund’s Trustees in September 2006, the fund received $114,808 from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the fund.

(2) Putnam Investment Management, LLC ("Investment Management Company")

Litigation, etc.

Pursuant to a settlement with the Securities and Exchange Commission relating to Putnam Management’s brokerage allocation practices, on October 13, 2005 the fund received $193,848 in proceeds paid by Putnam Management. The fund had accrued a receivable for this amount in the prior fiscal year.

In connection with a settlement between Putnam and the Fund’s Trustees in September 2006, the fund received $114,808 from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the fund.

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V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

[Translation of unaudited semi-annual accounts of the Investment Management Company will be attached to the Japanese version of the Semi-annual Report.]